MERRILL LYNCH
BASIC VALUE
FUND, INC.




FUND LOGO




Quarterly Report

March 31, 1998





This report is not authorized for use as an offer of sale or a solicitation of an offer to buy shares of the Fund unless accompanied or preceded by the Fund's current prospectus. Past performance results shown in this report should not be considered a representation of future performance. Investment return and principal value of shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Statements and other information herein are as dated and are subject to change.









Merrill Lynch
Basic Value Fund, Inc.
Box 9011
Princeton, NJ
08543-9011



Printed on post-consumer recycled paper



MERRILL LYNCH BASIC VALUE FUND, INC.


TO OUR SHAREHOLDERS


The quarter ended March 31, 1998 was positive for most capital markets worldwide, despite periods of volatility. Investors continued to focus on the impact that the financial crisis in Asia would have on economic growth worldwide. In the United States, sentiment fluctuated between a variety of outlooks. At times, US stock and bond prices reflected expectations that the slowdown in Asian economic growth would lead to a sharp decline in US business activity and, ultimately, a deflationary environment. The deterioration of economic conditions in Japan was of particular concern. During other periods, US investors appeared to expect that the positive trends of a moderately expanding economy, declining unemployment, enhanced productivity and corporate profits growth would continue, unimpeded by the developments in Asia. To date, there have been only a few signs that Asia's troubles are influencing US economic activity.

The Federal Open Market Committee did not change monetary policy at its meeting in early February. Subsequently, in his Humphrey-Hawkins testimony before Congress, Federal Reserve Board Chairman Alan Greenspan indicated that monetary policy might remain steady for some time. This raised concerns among those US bond investors who had expected imminent monetary policy easing. However, subsequent data releases suggested that US economic growth would remain moderate, which stabilized the bond market.

As 1998 progresses, it is likely that investor focus will remain on developments in Asia, their potential impact on the US economy, and the Federal Reserve Board's response to them.


Portfolio Matters
Security purchases in the first quarter of 1998 amounted to $444 million, while equity sales totaled $507 million. On the buy side, we initiated positions in three new holdings and added to 15 existing positions. On the sell side, we eliminated three holdings and reduced positions in 21 commitments. Our cash position increased to 13.7% of net assets on March 31, 1998 from 11.6% on December 31, 1997.

The largest of the new positions was Caterpillar, Inc., the world's largest manufacturer of earthmoving machinery and equipment. The stock underperformed the stock market in recent months largely as a result of concerns over the company's Asian operations. A slowdown in Asian economies will have some impact, but should be more than absorbed by strength in other regions. We anticipate solid earnings growth, and with the stock selling at a substantial discount to the market, the reward/risk relationship seems to be in our favor.

We also initiated positions in Diamond Offshore Drilling, Inc. and National City Corp. Diamond Offshore is one of the largest providers of deepwater offshore drilling rigs for the energy industry. The stock price has come under pressure in conjunction with weakening oil prices. The majority of the company's rigs are under long-term contract, and while 1998 earnings gains are likely to be limited by some downtime for rig repairs, the profit outlook for 1999 and beyond is impressive. Generally, deepwater drilling contracts are long term in nature and not subject to the vagaries of oil price fluctuations.


Merrill Lynch Basic Value Fund, Inc.
March 31, 1998


With the culmination of a number of recent acquisitions, National City Corp. has reinforced its position as a major banking presence in the Midwest. At our entry level price, this now thirteenth largest bank in the United States provided a well above-average yield and a very reasonable price/earnings ratio, along with prospects for consistent long-term growth.

Finally, we acquired Starwood Hotels & Resorts Worldwide, Inc., a major Real Estate Investment Trust (REIT), through its acquisition of ITT Corp. When the takeover was first announced, we sold a significant amount of ITT on the initial price advance, but eventually decided the long-term prospects for Starwood were sufficiently attractive to warrant retention. Like most REITs, Starwood has been a lackluster performer recently, and we have added to the position on weakness.

Security sales exceeded equity purchases in response to a very strong first quarter stock market performance, which presented profit-taking opportunities, along with some of our holdings being takeover targets. Our two largest partial sales were Digital Equipment Corporation, on the initial favorable reaction to its potential acquisition by COMPAQ Computer Corporation, and the aforementioned ITT Corp. Also, we again and sold shares of existing holdings during the March quarter as price volatility among various groups was extensive and presented opportunities. We traded around core positions in British Petroleum Company PLC, Citicorp, NationsBank Corporation and Occidental Petroleum Corporation, securing a better than 15% cumulative gain.

We eliminated U S West Media Group, Inc. because of what we considered were high valuations and small positions in Scania AB
Class A and B Shares, an investment that did not develop as we had hoped.


In Conclusion
We thank you for your investment in Merrill Lynch Basic Value Fund, Inc. We look forward to reviewing our outlook and strategy in our upcoming annual report to shareholders.

Sincerely,




(Arthur Zeikel)
Arthur Zeikel
President




(Paul M. Hoffmann)
Paul M. Hoffmann
Senior Vice President and Portfolio Manager



April 30, 1998






Merrill Lynch Basic Value Fund, Inc.
March 31, 1998


PERFORMANCE DATA


About Fund Performance

Investors are able to purchase shares of the Fund through the Merrill Lynch Select Pricing SM System, which offers four pricing alternatives:

* Class A Shares incur a maximum initial sales charge (front-end load) of 5.25% and bear no ongoing distribution or account maintenance fees. Class A Shares are available only to eligible investors.

* Class B Shares are subject to a maximum contingent deferred sales charge of 4% if redeemed during the first year, decreasing 1% each year thereafter to 0% after the fourth year. In addition, Class B Shares are subject to a distribution fee of 0.75% and an account maintenance fee of 0.25%. These shares automatically convert to Class D Shares after approximately 8 years. (There is no initial sales charge for automatic share conversions.)

* Class C Shares are subject to a distribution fee of 0.75% and an account maintenance fee of 0.25%. In addition, Class C Shares are subject to a 1% contingent deferred sales charge if redeemed within one year of purchase.

* Class D Shares incur a maximum initial sales charge of 5.25% and an account maintenance fee of 0.25% (but no distribution fee).

None of the past results shown should be considered a representation of future performance. Figures shown in the "Average Annual Total Return" tables assume reinvestment of all dividends and capital gains distributions at net asset value on the ex-dividend date. Investment return and principal value of shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Dividends paid to each class of shares will vary because of the different levels of account maintenance, distribution and transfer agency fees applicable to each class, which are deducted from the income available to be paid to shareholders.




Average Annual Total Return


                                     % Return Without % Return With
                                       Sales Charge    Sales Charge**

Class A Shares*

Year Ended 3/31/98                        +40.36%        +32.99%
Five Years Ended 3/31/98                  +20.61         +19.32
Ten Years Ended 3/31/98                   +16.31         +15.69

[FN]
 *Maximum sales charge is 5.25%.
**Assuming maximum sales charge.


                                         % Return        % Return
                                       Without CDSC     With CDSC**

Class B Shares*

Year Ended 3/31/98                        +38.93%        +34.93%
Five Years Ended 3/31/98                  +19.39         +19.39
Inception (10/21/88) through 3/31/98      +14.67         +14.67

[FN]
 *Maximum contingent deferred sales charge is 4% and is reduced to 0% after 4 years.
**Assuming payment of applicable contingent deferred sales charge.


                                         % Return        % Return
                                       Without CDSC     With CDSC**

Class C Shares*

Year Ended 3/31/98                        +38.89%        +37.89%
Inception (10/21/94)
through 3/31/98                           +24.86         +24.86

[FN]
 *Maximum contingent deferred sales charge is 1% and is reduced to 0% after 1 year.
**Assuming payment of applicable contingent deferred sales charge.


                                     % Return Without % Return With
                                       Sales Charge    Sales Charge**

Class D Shares*

Year Ended 3/31/98                        +39.99%        +32.64%
Inception (10/21/94)
through 3/31/98                           +25.85         +23.89

[FN]
 *Maximum sales charge is 5.25%.
**Assuming maximum sales charge.



Merrill Lynch Basic Value Fund, Inc.
March 31, 1998


PERFORMANCE DATA (concluded)


Results of a $1,000 Investment Since Inception--Class A Shares


(5.25% current sales charge--$947.50 net amount invested; assuming reinvestment of all dividends and capital gains distributions)

A mountain chart depicting the growth of an investment in the Fund's Class A Shares from $947.50 on July 1, 1997 to
$24,321.19 on March 31, 1998.


Recent Performance Results
                                                                                              Ten Years/
                                                12 Month             3 Month               Since Inception
                                              Total Return         Total Return              Total Return
ML Basic Value Fund Class A Shares*              +40.36%              +11.52%                  +353.21%
ML Basic Value Fund Class B Shares*              +38.93               +11.24                   +264.24
ML Basic Value Fund Class C Shares*              +38.89               +11.21                   +114.69
ML Basic Value Fund Class D Shares*              +39.99               +11.43                   +120.57
Dow Jones Industrial Average**                   +36.04               +11.73           +496.77/+439.63/+144.86
Standard & Poor's 500 Index**                    +48.01               +13.95           +465.74/+405.64/+155.30

 *Investment results shown do not reflect sales charges; results shown would be lower if a sales charge was included. Total investment returns are based on changes in net asset values for the periods shown, and assume reinvestment of all dividends and capital gains distributions at net asset value on the ex-dividend date. The Fund's ten-year/inception dates are: Class A Shares, ten years ended 3/31/98; Class B Shares, 10/21/88; and Class C and Class D Shares, 10/21/94.

**An unmanaged broad-based index comprised of common stocks. Total investment returns for unmanaged indexes are based on estimates. Ten years/since inception total returns are: for the ten years ended 3/31/98; from 10/21/88 to 3/31/98; and from 10/21/94 to 3/31/98, respectively.



Merrill Lynch Basic Value Fund, Inc.
March 31, 1998

SCHEDULE OF INVESTMENTS
                            Shares                                                                               Percent of
Industry                     Held                   Stocks                       Cost               Value        Net Assets

Low Price to Book Value
Metals/Non-Ferrous         1,400,000     ASARCO Inc.                        $   36,667,971      $    37,362,500        0.3%
Insurance                  2,500,000     American General Corporation           54,530,936          161,718,750        1.3
Insurance                    260,000     American National Insurance Co.         9,749,442           25,382,500        0.2
Steel                      4,500,000     Bethlehem Steel Corporation            56,745,956           61,031,250        0.5
Restaurants                3,900,000     Darden Restaurants, Inc.               36,505,673           60,693,750        0.5
Information Processing     1,700,000     Data General Corporation               23,665,586           30,068,750        0.2
Information Processing     3,300,000     Digital Equipment Corporation         123,104,550          172,631,250        1.3
Utilities--Electric        3,000,000     Entergy Corporation                    69,641,133           89,250,000        0.7
Retail                     2,900,000     Federated Department Stores, Inc.      83,496,624          150,256,250        1.2
Automotive                 5,600,000     Ford Motor Company                    162,471,869          362,950,000        2.8
Entertainment              1,250,000     Hartford Financial Services Group
                                         Inc. (The)                             31,155,644          135,625,000        1.1
Chemicals                    800,000     Imperial Chemical Industries
                                         PLC (ADR)*                             45,969,824           57,500,000        0.4
Paper & Forest Products    3,100,000     International Paper Company           108,471,162          145,118,750        1.1
Retail                     5,800,000     Kmart Corporation                      69,437,129           96,787,500        0.7
Insurance                  1,400,000     PartnerRe Ltd.                         29,498,937           68,775,000        0.5
Beverages                  2,600,000     Seagram Company Ltd. (The)             87,765,911           99,287,500        0.8
Steel                      3,150,000     USX--US Steel Group, Inc.              94,976,906          118,912,500        0.9
Banking                      475,000     Wells Fargo & Company                  89,258,392          157,343,750        1.2
                                                                            --------------      ---------------      ------
                                                                             1,213,113,645        2,030,695,000       15.7

Below-Average Price/Earnings Ratio

Insurance                  2,500,000     Allstate Corporation (The)             58,084,911          229,843,750        1.8
Machinery & Equipment      2,400,000     Caterpillar, Inc.                     135,070,849          132,150,000        1.0
Banking                    2,450,000     Citicorp                              153,353,998          347,900,000        2.7
Farm & Construction
   Equipment               4,350,000     Deere & Company                       101,162,341          269,428,125        2.1
Oil & Gas Producers        1,300,000     Diamond Offshore Drilling, Inc.        60,307,173           58,987,500        0.5
Photography                2,400,000     Eastman Kodak Company                 138,451,618          155,700,000        1.2
Capital Goods              1,400,000     Eaton Corporation                      72,067,416          133,262,500        1.0
Machinery & Equipment      2,500,000     Fluor Corporation                     134,723,501          124,375,000        1.0
Automotive                 2,700,000     General Motors Corporation            118,385,267          182,081,250        1.4
Chemicals                  2,600,000     Hercules Inc.                          69,675,936          128,375,000        1.0
Machinery                  3,765,000     ITT Industries Inc.                    74,801,185          143,305,312        1.1
Machinery                  3,600,000     Ingersoll-Rand Company                 83,867,995          172,575,000        1.3
Information Processing     3,300,000     International Business Machines
                                         Corp.                                 134,053,804          342,787,500        2.7
Banking                    2,800,000     NationsBank Corporation                85,514,320          204,225,000        1.6
Tobacco                    3,400,000     Philip Morris Companies, Inc.         108,619,000          141,737,500        1.1
Electrical Equipment       3,300,000     Philips Electronics N.V.
                                         (NY Registered Shares)                 87,863,168          242,343,750        1.9
Fertilizers                1,600,000     Potash Corp. of Saskatchewan Inc.     125,426,223          145,400,000        1.1
Retail                     3,650,000     Sears, Roebuck & Co.                  100,683,617          209,646,875        1.6
Real Estate Investment
   Trust                   1,700,000     Starwood Hotels & Resorts
                                         Worldwide, Inc.                        91,784,296           90,843,750        0.7
Electronics                2,250,000     Tektronix, Inc.                        58,632,719          100,406,250        0.8
Electrical Equipment       1,450,000     Thomas & Betts Corporation             68,369,642           92,800,000        0.7
Chemicals                  2,600,000     Union Carbide Corporation              84,717,281          130,325,000        1.0
Retail                     4,000,000     Woolworth Corporation                  55,901,671          100,000,000        0.8
                                                                            --------------      ---------------      ------
                                                                             2,201,517,931        3,878,499,062       30.1




Merrill Lynch Basic Value Fund, Inc.
March 31, 1998

SCHEDULE OF INVESTMENTS (continued)
                            Shares                                                                               Percent of
Industry                     Held                   Stocks                       Cost               Value        Net Assets

Above-Average Yield
Telecommunications         3,800,000     Ameritech Corporation              $  118,458,152      $   187,862,500        1.5%
Oil--Domestic              1,950,000     Atlantic Richfield Company            106,571,450          153,318,750        1.2
Real Estate
   Investment Trust          700,000     Avalon Properties, Inc.                13,974,920           20,300,000        0.2
Telecommunications         1,550,000     Bell Atlantic Corporation              80,362,277          158,875,000        1.2
Oil--International         1,966,803     British Petroleum Company PLC
                                         (The)(ADR)*                            66,670,458          169,267,983        1.3
Utilities--Electric        1,900,000     CINergy Corp.                          53,375,204           70,300,000        0.5
Oil--International         2,700,000     Chevron Corporation                   129,731,902          216,843,750        1.7
Utilities--Electric        1,650,000     Consolidated Edison Co. of New
                                         York, Inc.                             39,941,210           77,137,500        0.6
Utilities--Electric          956,250     DPL Inc.                                6,204,369           18,646,875        0.1
Oil--International         4,500,000     Exxon Corporation                     158,275,415          304,312,500        2.4
Telecommunications         3,300,000     GTE Corp.                             109,572,500          197,587,500        1.5
Foods/Food Processing      1,450,000     General Mills, Inc.                    67,972,787          110,200,000        0.9
Real Estate Investment
   Trust                     440,000     Irvine Apartment Communities, Inc.      7,126,791           13,860,000        0.1
Real Estate Investment
   Trust                     900,000     Liberty Property Trust                 17,263,193           24,187,500        0.2
Real Estate Investment
   Trust                     500,000     Mills Corporation (The)                10,080,375           13,093,750        0.1
Oil--International         3,600,000     Mobil Corporation                     122,850,898          275,850,000        2.1
Utilities--Electric        2,400,000     NIPSCO Industries, Inc.                27,387,777           67,200,000        0.5
Banking                      975,000     National City Corp.                    64,193,311           71,479,688        0.6
Oil--Domestic              4,000,000     Occidental Petroleum Corporation       89,410,660          117,250,000        0.9
Utilities--Electric        2,600,000     PECO Energy Company                    62,537,242           57,525,000        0.5
Utilities--Electric        1,800,000     Public Service Enterprise Group, Inc.  48,476,636           68,175,000        0.5
Oil--International         4,400,000     Royal Dutch Petroleum Company (NY
                                         Registered Shares)                     91,937,333          249,975,000        1.9
Real Estate Investment
   Trust                   1,600,000     Simon DeBartolo Group, Inc.            32,239,889           54,800,000        0.4
Real Estate Investment
   Trust                     500,000     Summit Properties Inc.                  9,048,400           10,062,500        0.1
Oil--International         3,500,000     Texaco Inc.                           133,671,295          210,875,000        1.6
Utilities--Electric        2,700,000     Texas Utilities Company                95,066,608          106,143,750        0.8
Telecommunications         3,000,000     U S West Communications Group, Inc.    77,072,442          164,250,000        1.3
                                                                            --------------      ---------------      ------
                                                                             1,839,473,494        3,189,379,546       24.7

Special Situations

Telecommunications         3,000,000     AT&T Corp.                            108,117,587          196,875,000        1.5
Savings & Loans            1,700,000     Ahmanson (H.F.) & Company              37,928,399          131,750,000        1.0
Pharmaceuticals            1,400,000     Bristol-Myers Squibb Co.               40,000,109          146,037,500        1.1
Oil Services & Equipment   3,400,000     Dresser Industries, Inc.               79,584,474          163,412,500        1.3
Chemicals                  3,750,000     duPont (E.I.) de Nemours & Co.        164,289,511          255,000,000        2.0
Pharmaceuticals            1,000,000     Merck & Co., Inc.                      34,511,163          128,375,000        1.0
Banking                    7,000,000     Norwest Corporation                    86,170,521          290,937,500        2.3
Telecommunications         1,600,000     Telefonica de Espana S.A. (ADR)*       63,336,735          211,600,000        1.6
Semiconductors             2,400,000     Texas Instruments Inc.                108,063,732          129,900,000        1.0
Insurance                  3,550,000     Travelers Group, Inc.                  38,416,699          213,000,000        1.7
Information Processing     5,600,000     Unisys Corporation                     60,913,547          106,400,000        0.8
Pharmaceuticals              440,000     Zeneca Group PLC (ADR)*                12,980,000           57,640,000        0.5
                                                                            --------------      ---------------      ------
                                                                               834,312,477        2,030,927,500       15.8

                                         Total Stocks                        6,088,417,547       11,129,501,108       86.3



Merrill Lynch Basic Value Fund, Inc.
March 31, 1998

SCHEDULE OF INVESTMENTS (continued)
                             Face                                                                               Percent of
                            Amount                   Issue                        Cost               Value      Net Assets

Short-Term Securities
Commercial Paper**                       Atlantic Asset Securitization
                                         Corp.:
                         $14,204,000         5.56% due 4/13/1998            $   14,175,481       $   14,175,481        0.1%
                          35,000,000         5.57% due 4/16/1998                34,913,356           34,913,356        0.3
                                         BTAB Holdings Funding Corp.:
                          50,000,000         5.65% due 4/21/1998                49,835,208           49,835,208        0.4
                          44,000,000         5.65% due 4/23/1998                43,841,172           43,841,172        0.3
                          25,000,000     CXC Inc., 5.55% due 4/27/1998          24,895,937           24,895,937        0.2
                          20,000,000     Centric Capital Corp., 5.56%
                                         due 4/07/1998                          19,978,378           19,978,378        0.2
                          56,000,000     Clipper Receivables Corp., 5.54%
                                         due 4/07/1998                          55,939,676           55,939,676        0.4
                                         Corporate Asset Funding Co., Inc.:
                          40,000,000         5.52% due 4/02/1998                39,987,733           39,987,733        0.3
                          10,000,000         5.48% due 4/03/1998                 9,995,433            9,995,433        0.1
                          50,000,000         5.50% due 4/03/1998                49,977,083           49,977,083        0.4
                                         Countrywide Home Loans, Inc.:
                          19,000,000         5.56% due 4/06/1998                18,982,393           18,982,393        0.1
                          15,000,000         5.56% due 5/04/1998                14,921,233           14,921,233        0.1
                          66,000,000         5.56% due 5/27/1998                65,418,980           65,418,980        0.5
                          25,000,000     Eureka Securitization Inc., 5.48%
                                         due 4/06/1998                          24,977,167           24,977,167        0.2
                          50,000,000     Falcon Asset Securitization Corp.,
                                         5.55% due 4/01/1998                    49,992,292           49,992,292        0.4
                                         Finova Capital Corp.:
                          35,000,000         5.57% due 4/15/1998                34,918,771           34,918,771        0.3
                          35,000,000         5.55% due 4/16/1998                34,913,667           34,913,667        0.3
                          70,000,000         5.56% due 4/20/1998                69,783,778           69,783,778        0.5
                          31,000,000     Fortune Brands Inc., 5.50% due
                                         4/09/1998                              30,957,375           30,957,375        0.2
                          63,353,000     General Motors Acceptance Corp.,
                                         6.13% due 4/01/1998                    63,342,212           63,342,212        0.5
                          59,030,000     International Securitization Corp.,
                                         5.54% due 4/17/1998                    58,875,571           58,875,571        0.5
                                         Lehman Brothers Holdings Inc.:
                         100,000,000         5.52% due 4/09/1998                99,862,000           99,862,000        0.8
                          50,000,000         5.52% due 4/14/1998                49,892,667           49,892,667        0.4
                                         Lexington Parker, Inc.:
                          25,389,000         5.48% due 4/03/1998                25,377,406           25,377,406        0.2
                          25,000,000         5.58% due 4/07/1998                24,972,875           24,972,875        0.2
                          30,000,000         5.57% due 4/09/1998                29,958,225           29,958,225        0.2
                          43,058,000         5.54% due 5/11/1998                42,786,328           42,786,328        0.3
                                         Morgan Stanley Dean Witter & Company:
                          30,000,000         5.48% due 4/03/1998                29,986,300           29,986,300        0.2
                          20,000,000         5.49% due 4/06/1998                19,981,700           19,981,700        0.2
                          61,000,000         5.49% due 4/17/1998                60,841,857           60,841,857        0.5
                          50,000,000         5.52% due 5/01/1998                49,762,333           49,762,333        0.4
                          41,023,000     Park Avenue Receivables Corp.,
                                         5.55% due 4/24/1998                    40,871,215           40,871,215        0.3
                                         Preferred Receivables Funding Corp.:
                          10,000,000         5.57% due 4/01/1998                 9,998,453            9,998,453        0.1
                          16,500,000         5.57% due 4/02/1998                16,494,894           16,494,894        0.1
                          50,000,000         5.51% due 4/03/1998                49,977,042           49,977,042        0.4
                          25,875,000         5.52% due 5/01/1998                25,752,007           25,752,007        0.2


Merrill Lynch Basic Value Fund, Inc.
March 31, 1998

SCHEDULE OF INVESTMENTS (concluded)
                             Face                                                                                Percent of
                            Amount                  Issue                        Cost               Value        Net Assets

Short-Term Securities (concluded)
Commercial Paper**                       Republic Industries, Inc.:
(concluded)              $15,000,000         5.52% due 4/02/1998            $   14,995,400      $    14,995,400        0.1%
                          40,000,000         5.50% due 4/13/1998                39,920,556           39,920,556        0.3
                          22,250,000         5.56% due 4/21/1998                22,177,836           22,177,836        0.2
                                         Riverwoods Funding Corp.:
                          20,000,000         5.56% due 4/15/1998                19,953,667           19,953,667        0.1
                          50,000,000         5.53% due 5/15/1998                49,654,375           49,654,375        0.4
                                                                            --------------      ---------------      ------
                                                                             1,533,840,032        1,533,840,032       11.9

US Government Agency                     Federal Home Loan Mortgage Corp.:
Obligations**             75,000,000         5.44% due 4/03/1998                74,966,000           74,966,000        0.6
                          65,000,000         5.47% due 4/06/1998                64,940,742           64,940,742        0.5
                          36,000,000         5.44% due 4/24/1998                35,869,440           35,869,440        0.3
                          56,000,000         5.46% due 4/24/1998                55,796,160           55,796,160        0.4
                                                                            --------------      ---------------      ------
                                                                               231,572,342          231,572,342        1.8

                                         Total Short-Term Securities         1,765,412,374        1,765,412,374       13.7

Total Investments                                                           $7,853,829,921       12,894,913,482      100.0
                                                                            ==============
Other Assets Less Liabilities                                                                         6,270,448        0.0
                                                                                                ---------------      ------
Net Assets                                                                                      $12,901,183,930      100.0%
                                                                                                ===============      ======


Net Asset Value:    Class A--Based on net assets of $5,874,303,820 and
                             142,072,895 shares outstanding                                     $        41.35
                                                                                                ===============
                    Class B--Based on net assets of $4,929,915,048 and
                             121,166,278 shares outstanding                                     $        40.69
                                                                                                ===============
                    Class C--Based on net assets of $503,548,842 and
                             12,497,233 shares outstanding                                      $        40.29
                                                                                                ===============
                    Class D--Based on net assets of $1,593,416,220 and
                             38,630,092 shares outstanding                                      $        41.25
                                                                                                ===============


 *American Depositary Receipts (ADR).
**Commercial Paper and certain US Government Agency Obligations are traded on a discount basis; the interest rates shown are the discount rates paid at the time of purchase by the Fund.




Merrill Lynch Basic Value Fund, Inc.
March 31, 1998


PORTFOLIO INFORMATION


As of March 31, 1998
                                                Percent of
Ten Largest Stock Holdings                      Net Assets

Ford Motor Company                                 2.8%
Citicorp                                           2.7
International Business Machines Corp.              2.7
Exxon Corporation                                  2.4
Norwest Corporation                                2.3
Mobil Corporation                                  2.1
Deere & Company                                    2.1
duPont (E.I.) de Nemours & Co.                     2.0
Royal Dutch Petroleum Company
  (NY Registered Shares)                           1.9
Philips Electronics N.V. (NY Registered
  Shares)                                          1.9



Portfolio Changes for the Quarter Ended
March 31, 1998

Additions

Caterpillar, Inc.
Diamond Offshore Drilling, Inc.
National City Corp.

Deletions

Scania AB (Class A)(ADR)
Scania AB (Class B)(ADR)
U S West Media Group, Inc.



Merrill Lynch Basic Value Fund, Inc.
March 31, 1998


OFFICERS AND DIRECTORS


Arthur Zeikel, President and Director
Donald Cecil, Director
M. Colyer Crum, Director
Edward H. Meyer, Director
Jack B. Sunderland, Director
J. Thomas Touchton, Director
Fred G. Weiss, Director
Terry K. Glenn, Executive Vice President
Norman R. Harvey, Senior Vice President
Paul M. Hoffmann, Senior Vice President
 and Portfolio Manager
Donald C. Burke, Vice President
Gerald M. Richard, Treasurer
Thomas D. Jones, III, Secretary

Custodian
The Bank of New York
90 Washington Street, 12th Floor
New York, NY 10286

Transfer Agent
Merrill Lynch Financial Data Services, Inc.
4800 Deer Lake Drive East
Jacksonville, FL 32246-6484
(800) 637-3863